SHAREHOLDER REMUNERATION - Additional Information (Details) - BRL (R$) R$ in Thousands	1 Months Ended				4 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	May 31, 2025	Jan. 31, 2025	Nov. 30, 2025
Shareholder Renumeration [Abstract]
Dividends paid, ordinary shares	R$ 4,300,000	R$ 4,000,000	R$ 4,000,000	R$ 4,000,000	R$ 8,300,000
Dividends paid, other shares			R$ 1,798,310	R$ 2,201,690